T. ROWE PRICE INFLATION PROTECTED BOND FUND
August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 1.1%
FINANCIAL INSTITUTIONS 0.4%
Finance Companies 0.4%
GE Capital International Funding, 2.342%, 11/15/20	925	929
Park Aerospace Holdings, 5.25%, 8/15/22 (1)(2)	915	896
Total Financial Institutions		1,825
INDUSTRIAL 0.7%
Capital Goods 0.2%
CNH Industrial Capital, 4.375%, 11/6/20 (2)	1,110	1,115
		1,115
Consumer Cyclical 0.1%
DR Horton, 2.55%, 12/1/20	395	397
Hyundai Capital America, 3.00%, 10/30/20 (1)	265	266
		663
Energy 0.2%
Reliance Holding USA, 4.50%, 10/19/20	950	954
		954
Technology 0.2%
Broadcom, 2.20%, 1/15/21	885	889
		889
Total Industrial		3,621
Total Corporate Bonds (Cost $5,481)		5,446

ASSET-BACKED SECURITIES 1.4%
Car Loan 0.5%
Capital Auto Receivables Asset Trust
Series 2018-1, Class D
3.70%, 6/20/25 (1)	700	716
Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (1)	240	243

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Ford Credit Auto Lease Trust
Series 2020-A, Class B
2.05%, 6/15/23	285	291
Nissan Master Owner Trust Receivables
Series 2019-B, Class A, FRN
1M USD LIBOR + 0.43%, 0.592%, 11/15/23	310	310
Santander Retail Auto Lease Trust
Series 2019-A, Class C
3.30%, 5/22/23 (1)	800	813
		2,373
Credit 0.1%
Halcyon Loan Advisors Funding
Series 2014-3A, Class B1R, CLO, FRN
3M USD LIBOR + 1.70%, 1.958%, 10/22/25 (1)	595	589
		589
Other Asset-Backed Securities 0.6%
BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.303%, 11/20/28 (1)	305	303
Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1)	31	32
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1)	692	697
Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (1)	472	474
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1)	25	25
MVW Owner Trust
Series 2017-1A, Class A
2.42%, 12/20/34 (1)	71	72
Octagon Investment Partners XXIII
Series 2015-1A, Class A2R, CLO, FRN
3M USD LIBOR + 1.00%, 1.275%, 7/15/27 (1)	480	474
Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 1.475%, 7/15/27 (1)	385	371

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.443%, 10/17/29 (1)	635	631
Sierra Timeshare Receivables Funding
Series 2016-2A, Class A
2.33%, 7/20/33 (1)	43	43
		3,122
Student Loan 0.2%
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A1, FRN
1M USD LIBOR + 0.75%, 0.912%, 11/15/68 (1)	805	807
SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 1.745%, 4/25/23	84	82
		889
Total Asset-Backed Securities (Cost $6,959)		6,973

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.2%

Collateralized Mortgage Obligations 3.0%
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1)	344	351
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1)	776	782
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1)	240	244
COLT Mortgage Loan Trust
Series 2018-3, Class A2, CMO, ARM
3.763%, 10/26/48 (1)	213	213
COLT Mortgage Loan Trust
Series 2018-3, Class A3, CMO, ARM
3.865%, 10/26/48 (1)	254	254
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.375%, 1/25/30	458	445

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 7/25/30	505	493
Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 1.075%, 8/25/30	205	200
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 10/25/30	670	650
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 10/25/30	602	588
Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1, CMO, ARM
2.577%, 10/25/47 (1)	104	105
Deephaven Residential Mortgage Trust
Series 2017-3A, Class A2, CMO, ARM
2.711%, 10/25/47 (1)	14	14
Deephaven Residential Mortgage Trust
Series 2017-3A, Class A3, CMO, ARM
2.813%, 10/25/47 (1)	14	14
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1)	288	286
Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1)	284	292
Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1)	164	166
Galton Funding Mortgage Trust
Series 2020-H1, Class A3, CMO, ARM
2.617%, 1/25/60 (1)	229	229
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.452%, 7/25/44 (1)	27	27
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	742	742
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A4, CMO, ARM
3.50%, 6/25/50 (1)	674	679
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1)	287	301
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1)	1,066	1,140
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1)	52	53
Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (1)	353	362
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (1)	293	299
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A3, CMO, ARM
3.065%, 11/25/59 (1)	275	273
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 2/25/60 (1)	130	129
OBX Trust
Series 2020-EXP1, Series 1A9, CMO, ARM
3.50%, 2/25/60 (1)	253	259
OBX Trust
Series 2020-INV1, Class A21, CMO, ARM
3.50%, 12/25/49 (1)	206	211
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1)	210	215
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1)	308	316
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1)	231	236
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1)	245	251
Starwood Mortgage Residential Trust
Series 2020-1, Class A3, CMO, ARM
2.562%, 2/25/50 (1)	180	183
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2AS, CMO, ARM
1M USD LIBOR + 0.95%, 1.125%, 12/25/30 (1)	475	471
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 9/25/48 (1)	2	2
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 0.90%, 1.075%, 9/25/48 (1)	350	346
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 10/25/48 (1)	67	67
Structured Agency Credit Risk Debt Notes
Series 2018-SPI1, Class M1, CMO, ARM
3.722%, 2/25/48 (1)	81	82
Structured Agency Credit Risk Debt Notes
Series 2020- DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 2/25/50 (1)	144	144
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 1/25/50 (1)	88	88
Structured Agency Credit Risk Debt Notes
Series 2020-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 3/25/50 (1)	263	263
Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1)	101	102
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	69	70
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1)	114	117
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1)	136	140
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	177	179
Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1)	126	128
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

Par/Shares		$ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	133	137
Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (1)	482	488
Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1)	428	436
Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1)	209	214
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1)	724	738
		15,214
Commercial Mortgage-Backed Securities 0.2%
BX Commercial Mortgage Trust
Series 2019-IMC, Class C, ARM
1M USD LIBOR + 1.60%, 1.762%, 4/15/34 (1)	560	515
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 1.751%, 4/15/32 (1)	270	244
		759
Total Non-U.S. Government Mortgage-Backed Securities (Cost $15,963)		15,973

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.1%
U. S. GOVERNMENT OBLIGATIONS 0.1%
Government National Mortgage Assn. , CMO, 3.50%, 5/20/49	471	498
Total U. S. Government Obligations		498
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $475)		498

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 87.5%
U. S. TREASURY OBLIGATIONS 87.5%
U. S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	8,376	10,358
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	4,596	5,804
U. S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	1,703	2,181
U. S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	11,205	14,995
U. S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	4,563	6,194
U. S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48	680	944
U. S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	12,076	16,970
U. S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	2,046	2,925
U. S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41	1,354	2,114
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/22	20,939	21,593
U. S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23	14,546	15,076
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24	7,600	8,099
U. S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24	16,205	17,337
U. S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	20,344	21,857
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	11,078	12,120
U. S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30 (3)	24,354	27,212
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	28,465	32,068
U. S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25	10,089	10,852
U. S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	12,660	14,312
U. S. Treasury Inflation-Indexed Notes, 0.25%, 2/15/50 (2)	13,537	16,077
U. S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23	14,678	15,499
U. S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	12,110	13,451
U. S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	8,379	9,395
U. S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24	5,667	6,064
U. S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	9,787	11,072
U. S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23	4,074	4,288
U. S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24	34,693	37,127
U. S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	40,040	44,507
U. S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	7,261	8,448
U. S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	18,344	21,574
U. S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/28	241	295

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Inflation-Indexed Notes, 2.50%, 1/15/29	6,989	9,223
Total U. S. Treasury Obligations		440,031
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$402,721)		440,031

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.3%
Owned No Guarantee 1.3%
Avi Funding, 2.85%, 9/16/20	280	280
Axiata, 3.466%, 11/19/20	400	402
China Overseas Finance Cayman II, 5.50%, 11/10/20	380	383
China Overseas Finance Cayman VII, 4.25%, 4/26/23	400	428
CNAC HK Finbridge, 4.125%, 3/14/21	800	812
CNOOC Finance, 4.25%, 1/26/21	700	710
Consorcio Transmantaro, 4.375%, 5/7/23	600	635
CSCEC Finance Cayman I, 2.95%, 11/19/20	1,320	1,325
Ecopetrol, 5.875%, 9/18/23	850	941
Perusahaan Listrik Negara, 5.50%, 11/22/21	250	263
State Grid Overseas Investment, 2.125%, 5/18/21	600	606
		6,785
Total Foreign Government Obligations & Municipalities (Cost $6,686)		6,785

MUNICIPAL SECURITIES 3.0%
Maryland 2.9%
Maryland, Bidding Group 1, Series A, GO, 5.00%, 8/1/30	5,630	7,835
Montgomery County, Series B, GO, 4.00%, 11/1/28	4,925	6,213
Montgomery County, Series B, GO, 4.00%, 11/1/29	525	674
		14,722

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Texas 0.1%
Central Texas Turnpike System, Series B, VRDN, 1.98%,
8/15/42, (Tender 8/15/22)	225	226
		226

Total Municipal Securities (Cost $15,118)		14,948
SHORT-TERM INVESTMENTS 2.2%
MONEY MARKET FUNDS 2.2%
T. Rowe Price Treasury Reserve Fund, 0.14% (4)(5)	11,234	11,234
Total Short-Term Investments (Cost $11,234)		11,234
SECURITIES LENDING COLLATERAL 2.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.0%
Short-Term Funds 2.0%
T. Rowe Price Short-Term Fund, 0.17% (4)(5)	1,002	10,022
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		10,022
Total Securities Lending Collateral (Cost $10,022)		10,022
Total Investments in Securities 101.8%
(Cost $474,659)		$511,910
Other Assets Less Liabilities (1.8)%		(8,995)
Net Assets 100.0%		$502,915

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $21,049 and represents 4.2% of net assets.
(2)	All or a portion of this security is on loan at August 31, 2020.
(3)	At August 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(4)	Affiliated Companies
(5)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CPI	Consumer Price Index
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U. S. Dollar
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

(Amounts In 000s)
SWAPS 0.3%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS 0.3%
Zero-Coupon Inflation Swaps 0.3%
Barclays Bank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 0.29% at Maturity, Receive
Variable (Change in CPI) at Maturity, 3/27/23	31,100	991	—	991
Citibank, 2 Year Zero-Coupon Inflation Swap Pay
Fixed 0.16% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/27/22	25,150	637	—	637
Total Bilateral Zero-Coupon Inflation Swaps			—	1,628
Total Bilateral Swaps			—	1,628

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Zero-Coupon Inflation Swaps 0.0%
3 Year Zero-Coupon Inflation Swap Pay Fixed
0.00% at Maturity, Receive Variable (Change in
CPI) at Maturity, 7/27/23	10,500	121	—	121
Total Centrally Cleared Zero-Coupon Inflation Swaps				121
Total Centrally Cleared Swaps				121
Net payments (receipts) of variation margin to date				(122)
Variation margin receivable (payable) on centrally cleared
swaps				$(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
					Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
Bank of America	10/23/20	CAD	425 USD	320	$ 6
Bank of America	10/23/20	GBP	240 USD	302	18
Bank of America	10/23/20	NOK	2,815 USD	307	15
Bank of America	11/20/20	EUR	380 USD	449	5
Barclays Bank	10/23/20	AUD	430 USD	301	16
BNP Paribas	10/23/20	CAD	595 USD	453	3
BNP Paribas	10/23/20	GBP	330 USD	436	6
BNP Paribas	10/23/20	NOK	3,935 USD	441	10
BNP Paribas	10/23/20	NZD	1,190 USD	789	13
BNP Paribas	11/20/20	EUR	270 USD	321	1
Canadian Imperial Bank of
Commerce	10/23/20	CAD	410 USD	305	10
Citibank	10/23/20	NZD	465 USD	308	5
Citibank	11/20/20	EUR	530 USD	630	4
Citibank	11/20/20	SEK	5,465 USD	630	2
Goldman Sachs	10/23/20	AUD	620 USD	449	8
Goldman Sachs	10/23/20	CAD	405 USD	300	11
Goldman Sachs	10/23/20	GBP	240 USD	304	16
Goldman Sachs	10/23/20	NZD	460 USD	302	8
JPMorgan Chase	10/23/20	AUD	435 USD	309	12
Morgan Stanley	10/23/20	GBP	245 USD	322	6
UBS Investment Bank	10/23/20	AUD	445 USD	321	8
UBS Investment Bank	10/23/20	NOK	5,700 USD	626	27
UBS Investment Bank	11/20/20	SEK	6,700 USD	770	5
Net unrealized gain (loss) on open forward
currency exchange contracts					$215

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

FUTURES CONTRACTS
($000S)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 538 U. S. Treasury Long Bond contracts	12/20	94,537	$(1,100)
Long, 449 U. S. Treasury Notes five year contracts	12/20	56,588	52
Short, 31 U. S. Treasury Notes ten year contracts	12/20	(4,317)	6
Short, 8 U. S. Treasury Notes two year contracts	12/20	(1,767)	(1)
Short, 136 Ultra U.S. Treasury Bonds contracts	12/20	(30,043)	342
Short, 518 Ultra U.S. Treasury Notes ten year
contracts	12/20	(82,589)	15
Net payments (receipts) of variation margin to date			583
Variation margin receivable (payable) on open futures contracts			$(103)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain				Unrealized	Investment
Affiliate	(Loss)				Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund			$—		$—	$4
T. Rowe Price Short-Term Fund			—		—	—++
Totals	$		—#		$—	$4+

Supplementary Investment Schedule
	Value		Purchase		Sales	Value
Affiliate	5/31/20		Cost		Cost	8/31/20
T. Rowe Price Treasury
Reserve Fund	$314	$		¤	$ ¤	$11,234
T. Rowe Price Short-Term
Fund	9,240			¤	¤	10,022
Total						$21,256^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $21,256.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Inflation Protected Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 490,654	$ —	$ 490,654
Short-Term Investments	11,234	—	—	11,234
Securities Lending Collateral	10,022	—	—	10,022
Total Securities	21,256	490,654	—	511,910
Swaps	—	1.628	—	1.628
Forward Currency Exchange Contracts	—	215	—	215
Total	$21,256	$ 492,497	$ —	$ 513,753
Liabilities
Swaps	$—	$ 1	$ —	$ 1
Futures Contracts	103	—	—	103
Total	$103	$ 1	$ —	$ 104

1 Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding
Mortgage-Backed), Foreign Government Obligations & Municipalities, Municipal Securities.